CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS
CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS

	December 31,
	2016	2015
	(In thousands)
Other current assets:
Prepaid expenses	$12,508	$16,900
Other	27,110	14,283
Other current assets	$39,618	$31,183

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
Computer equipment and capitalized software	$103,727	$78,749
Leasehold improvements	19,391	10,285
Furniture and other equipment	4,166	2,372
Projects in progress	6,337	9,510
	133,621	100,916
Accumulated depreciation and amortization	(70,667)	(60,316)
Property and equipment, net	$62,954	$40,600

	December 31,
	2016	2015
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$30,498	$24,165
Accrued advertising expense	20,927	23,201
Contingent consideration	18,972	—
Other	38,323	52,660
Accrued expenses and other current liabilities	$108,720	$100,026

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Other income (expense), net:
Foreign currency exchange gains, net	$19,950	$2,391	$2,580
Foreign currency exchange gain related to Euro denominated long-term debt - related party	—	7,558	8,307
Interest income	652	4,422	2,892
Other	(12,736)	(2,739)	6
Other income, net	$7,866	$11,632	$13,785